UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22565

Center Coast Core MLP Fund I, LLC

(Exact name of registrant as specified in charter)

Center Coast Capital Advisors, LP

1600 Smith Street

Suite 3800

Houston, TX 77002

(Address of principal executive offices) (Zip code)

Dan C. Tutcher

Center Coast Capital Advisors, LP

1600 Smith Street

Suite 3800

Houston, TX 77002

(Name and address of agent for service)

Registrant's telephone number, including area code: 713.759.1400

Date of fiscal year end: November 30

Date of reporting period: July 1, 2015 - June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD

For the Center Coast Core MLP Fund I, LLC

Form N-PX	Proxy Voting Records
Fund Name:	Center Coast Core MLP Fund
Reporting Period:	07/01/2015-06/30/2016

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Desciption of Vote	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund cast its Vote? For, Against, Abstain	Did the Fund vote With or Against Management?
Markwest Energy Partners LP	MWE	570759100	12/1/2015	Approval of Plan of Merger amount MPLX LP, MPLX GP LLC, Marathon Petroleum Corporation, Sapphire Holdco LLC and Markwest Energy Partners LP	Issuer	Yes	For	With
Markwest Energy Partners LP	MWE	570759100	12/1/2015	Approval of the Merger-Related Compensation payments that may become payable to MWE named executive officers inconjuction with merger	Issuer	Yes	For	With
Markwest Energy Partners LP	MWE	570759100	12/1/2015	Approval the adjourmnet of the special meeting	Issuer	Yes	For	With
Sunoco Logistics Partners LP	SXL	86764L108	12/1/2015	Approval of the Sunoco Partners LLC Long-Term Incentive Plan providing for an increase in maximum number of common units reserved with respect to awards	Issuer	Yes	For	With
Sunoco Logistics Partners LP	SXL	86764L108	12/1/2015	Approval of the Adjournment of the Special Meeting	Issuer	Yes	For	With
Targa Resources Partners LP	NGLS	86711X105	2/12/2016	Approval of agreement and plan of merger among TRC, Spartan Merger Sub, NGLS and TRGP	Issuer	Yes	For	With
Targa Resources Partners LP	NGLS	86711X105	2/12/2016	Compensation payments that my be paid to the Partnerships Executive Officers	Issuer	Yes	For	With
Magellan Midstream Partners LP	MMP	559080106	4/21/2016	Directors: Walter R. Arnheim & Patrick C Eilers	Issuer	Yes	For	With
Magellan Midstream Partners LP	MMP	559080106	4/21/2016	Amendment of Long-Term Incentive Plan	Issuer	Yes	For	With
Magellan Midstream Partners LP	MMP	559080106	4/21/2016	Advisory Resolution to Approve Executive Compensation	Issuer	Yes	For	With
Magellan Midstream Partners LP	MMP	559080106	4/21/2016	Ratification of Appointment of Independent Auditor	Issuer	Yes	For	With
Targa Resources Corp	TRGP	87612G101	5/17/2016	Directors: Rene R. Joyce, Waters S. Davis IV and Chris Tong	Issuer	Yes	For	With
Targa Resources Corp	TRGP	87612G101	5/17/2016	Ratification of Appointment of Independent Auditor	Issuer	Yes	For	With
Buckeye Partners LP	BPL	118230101	6/7/2016	Directors: Oliver G. Richard, Clark C. Smith & Frank S. Sowinski	Issuer	Yes	For	With
Buckeye Partners LP	BPL	118230101	6/7/2016	Ratification of Appointment of Independent Accountant	Issuer	Yes	For	With
The Williams Companies, Inc.	WMB	969457100	6/27/2016	Approve adoption of the merger among Energy Transfer and The Williams Company	Issuer	Yes	For	With
The Williams Companies, Inc.	WMB	969457100	6/27/2016	Approve compensatory arrangements between WMB & Executive Officers relating to merger agreement	Issuer	Yes	For	With
The Williams Companies, Inc.	WMB	969457100	6/27/2016	Approve adjournment of the Special Meeting to later date	Issuer	Yes	For	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Center Coast Core MLP Fund I, LLC

By (Signature and Title)      /s/ Dan C. Tutcher

Dan C. Tutcher, President

Date  August 22, 2016